SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Detail)	12 Months Ended
Dec. 31, 2015
Building | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Site improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Site improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years